PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of Intangible Assets and Goodwill (Detail) (Parenthetical)
R$ in Thousands
12 Months Ended
Dec. 31, 2022 BRL (R$)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets reclassified to financial assets	R$ 35,057